Financial debt - Parenthetical (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Denominated in pesos, maturing in January 2019, at TIIE (1) FIRA (2) rate plus 1.25 percentage points [member]
Disclosure of financial debt [Line Items]
Borrowings, maturity	January 2019
Loan of 140,000 thousand dollars, maturing in February 2019, at fixed rate 2.29 percentage points [member]
Disclosure of financial debt [Line Items]
Notional amount	$ 140,000
Borrowings, maturity	February 2019
Denominated in pesos, maturing in February 2019, at TIIE (1) rate plus 1.25 percentage points.
Disclosure of financial debt [Line Items]
Borrowings, maturity	February 2019
Denominated in pesos, maturing in March 2019, at TIIE (1) rate plus 1.25 percentage points.
Disclosure of financial debt [Line Items]
Borrowings, maturity	March 2019
Denominated in pesos, maturing in May 2019, at TIIE (1) rate plus 0.40 percentage points.
Disclosure of financial debt [Line Items]
Borrowings, maturity	May 2019
Loan in the amount of 70,000 thousand dollars, maturing in January 2020, at LIBOR (3) rate plus 0.62 percentage points
Disclosure of financial debt [Line Items]
Notional amount	$ 70,000
Borrowings, maturity	January 2020
Loan denominated in pesos, maturing in January 2020, at TIIE (1) rate plus 0.50 percentage points.
Disclosure of financial debt [Line Items]
Borrowings, maturity	January 2020
Loan denominated in pesos, maturing in February 2020, at TIIE (1) rate plus 1.05 percentage points.
Disclosure of financial debt [Line Items]
Borrowings, maturity	February 2020
Loan in the amount of 80,000 thousand dollars, maturing in February 2020, at LIBOR6 (4) rate plus 0.35 percentage points.
Disclosure of financial debt [Line Items]
Notional amount	$ 80,000
Borrowings, maturity	February 2020
Loan denominated in pesos, maturing in May 2020, at TIIE (1) rate plus 1.05 percentage points.
Disclosure of financial debt [Line Items]
Borrowings, maturity	May 2020
Loan denominated in pesos, maturing in June 2020, at TIIE (1) rate plus 0.50 percentage points.
Disclosure of financial debt [Line Items]
Borrowings, maturity	June 2020
Loan in the amount of 39,000 thousand dollars, maturing in January 2021, at LIBOR (3) rate plus 0.60 percentage points
Disclosure of financial debt [Line Items]
Notional amount	$ 39,000
Borrowings, maturity	January 2021
Loan denominated in pesos, maturing in February 2021, at TIIE (1) rate plus 0.90 percentage points
Disclosure of financial debt [Line Items]
Borrowings, maturity	February 2021